Schedule of Security Deposits (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Security deposits	$ 1,532,055	$ 1,255,988	$ 65,114
Utility Deposits [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Security deposits	1,090	1,090	660
Refundable Deposit on Equipment Purchase [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Security deposits	50,000	50,000	50,000
Down Payment on Distillation Equipment [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Security deposits	1,399,413	1,155,000
Security Deposits on Leases Held in Colombia [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Security deposits	67,523	35,869	9,960
Security Deposit on Office Lease [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Security deposits	$ 14,029	$ 14,029	$ 4,494